Subsequent Event (Details) (Repurchase of Equity [Member], USD $) In Millions, unless otherwise specified	2 Months Ended
Feb. 22, 2013
Repurchase of Equity [Member]
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares	1.9
Stock Repurchased During Period, Value	$ 38.5